T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Blue Chip Growth Portfolio Blue Chip Growth Portfolio Blue Chip Growth Portfolio—II Class SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth.
Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There may be additional expenses that apply, as described in your insurance contract prospectus, which are not reflected in the table.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Blue Chip Growth Portfolio	Portfolio	Portfolio—II Class
Management fees	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%
Other expenses
Total annual fund operating expenses	0.85%	1.10%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Blue Chip Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Portfolio	87	271	471	1,049
Portfolio—II Class	112	350	606	1,340

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund’s investment approach reflects the adviser’s belief that solid company fundamentals (with an emphasis on the potential for strong growth in earnings per share or operating cash flow) combined with a positive outlook for a company’s industry will ultimately reward investors with strong investment performance. Some of the companies the adviser targets for the fund should have good prospects for dividend growth, and the fund may at times invest significantly in stocks of technology companies.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market capitalization risks The fund’s focus on large and medium-sized companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Industry risks To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact technology companies. Technology companies can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Portfolio Class. Returns for other share classes vary since they have different expenses.
Blue Chip Growth Portfolio Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/12	18.61%	Worst Quarter	12/31/08	-24.72%

Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - T. Rowe Price Blue Chip Growth Portfolio	1 Year	5 Years	10 Years	Inception date
Portfolio	0.78%	15.32%	8.31%	Dec. 29, 2000
Portfolio—II Class	0.54%	15.02%	8.03%	Apr. 30, 2002
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Lipper Variable Annuity Underlying Large-Cap Growth Funds Average	2.35%	13.32%	7.18%

Updated performance information is available through troweprice.com.